Significant Accounting Policies (Details) - Schedule of Property and Equipment is Recorded at Cost Less Accumulated Amortization and Any Impairments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Computers [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	Straight line, 3 years	Straight line, 3 years
Right of use assets [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	Shorter of useful life or lease term	Shorter of useful life or lease term